Controlled Entities (Details) - Schedule of subsidiaries	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Immuron Limited [Member]
Parent Entity:
Country of Incorporation		Australia
Immuron Inc [Member]
Parent Entity:
Country of Incorporation		USA
Percentage of Ownership	100.00%	100.00%
Anadis EPS Pty Ltd [Member]
Parent Entity:
Country of Incorporation		Australia
Percentage of Ownership	100.00%	100.00%
IMC Canada Ltd [Member]
Parent Entity:
Country of Incorporation		Canada
Percentage of Ownership	100.00%	100.00%